UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — June 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Mortgage Securities Fund

Semiannual report

6 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 5, 2020

Dear Shareholder:

Financial markets worldwide continue to be challenged by economic uncertainty and high unemployment due to the COVID-19 pandemic. In addition, our nation is struggling with confusion, anger, and grief over horrific acts of racism and brutality in our country and with the overall issue of systemic racial injustice. Your Board of Trustees and Putnam Investments stand united against oppression and racism. We will work to support thoughtful and resourceful actions to elevate both our workplace and society.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/20)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2020

Class IA: $8.58	Class IB: $8.57

Total return at net asset value
				Bloomberg
				Barclays
				Government
				Bond-
				Bloomberg
			Bloomberg	Barclays U.S.
	Class IA	Class IB	Barclays U.S.	MBS Linked
(as of 6/30/20)	shares*	shares*	MBS Index	Benchmark†
6 months	–6.42%	–6.59%	3.50%	3.50%
1 year	–1.18	–1.34	5.67	5.67
5 years	7.21	5.97	17.21	15.44
Annualized	1.40	1.17	3.23	2.91
10 years	23.72	20.58	35.18	31.47
Annualized	2.15	1.89	3.06	2.77
Life	147.21	135.31	166.27	151.73
Annualized	4.53	4.28	4.91	4.63

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

† The Bloomberg Barclays Government Bond-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays Government Bond Index from the inception date of the fund, February 1, 2000, through April 29, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 30, 2018 through the current period.

The Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities (both fixed rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Mortgage Securities Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/20 to 6/30/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Net expenses for the fiscal year
ended 12/31/19*	0.50%	0.75%
Total annual operating expenses for the
fiscal year ended 12/31/19	0.72%	0.97%
Annualized expense ratio for the six-month
period ended 6/30/20	0.50%	0.75%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/21.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/20		ended 6/30/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.41	$3.61	$2.51	$3.77
Ending value
(after
expenses)	$935.80	$934.10	$1,022.38	$1,021.13

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2 Putnam VT Mortgage Securities Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Mortgage Securities Fund 3

The fund’s portfolio 6/30/20 (Unaudited)

MORTGAGE-BACKED SECURITIES (76.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (41.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1
Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$20,371	$37,615
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1
Month US LIBOR) + 23.80%), 23.119%, 11/15/35	28,356	50,731
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 19.306%, 3/15/35	144,890	200,905
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1
Month US LIBOR) + 16.95%), 16.473%, 6/15/34	18,244	22,314
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.065%, 11/15/42	190,145	22,801
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 5.965%, 2/15/45	730,439	150,633
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	201,745	27,415
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	227,448	18,494
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	2,270,310	289,987
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	410,339	41,791
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	211,125	20,252
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	319,292	37,967
REMICs Ser. 4425, IO, 4.00%, 1/15/45	302,284	34,763
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	454,323	51,893
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	306,960	48,599
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	674,126	40,814
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	380,045	29,463
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	177,968	1,910
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	654,622	55,643
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	264,285	28,979
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	384,495	46,884
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	120,764	1,434
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	191,306	12,878
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	315,105	27,572
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	278,285	28,198
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	644,192	50,807
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	649,335	45,475
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	420,543	32,758
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	215,481	13,575
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	271,209	13,472
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	372,689	356,725
REMICs Ser. 3391, PO, zero %, 4/15/37	4,953	4,640
REMICs Ser. 3300, PO, zero %, 2/15/37	2,014	1,882
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	1,163	1,058
Strips Ser. 315, PO, zero %, 9/15/43	774,723	715,349
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 38.793%, 7/25/36	15,762	30,769
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1
Month US LIBOR) + 24.57%), 23.89%, 3/25/36	27,390	49,229
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1
Month US LIBOR) + 24.20%), 23.524%, 6/25/37	30,406	54,104
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1
Month US LIBOR) + 23.28%), 22.607%, 2/25/38	113,264	159,226
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1
Month US LIBOR) + 23.10%), 22.454%, 11/25/35	25,078	36,506
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 19.697%, 8/25/35	20,204	28,580
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1
Month US LIBOR) + 20.12%), 19.552%, 12/25/35	33,056	48,054
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 16.914%, 11/25/34	9,911	11,847

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month
US LIBOR) + 12.90%), 12.531%, 5/25/40	$62,203	$77,238
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1
Month US LIBOR) + 6.60%), 6.416%, 10/25/41	66,738	10,011
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.066%, 7/25/48	540,589	118,659
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.066%, 6/25/48	1,514,848	320,516
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.066%, 3/25/48	785,268	147,473
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	589,171	116,262
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 5.966%, 1/25/48	1,410,541	246,578
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 5.966%, 11/25/46	2,335,471	512,313
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.916%, 11/25/46	1,646,470	373,181
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.916%, 11/25/46	2,458,681	493,949
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.916%, 8/25/46	1,118,307	233,448
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.866%, 8/25/49	1,141,304	198,979
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.866%, 3/25/46	1,825,030	315,011
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1
Month US LIBOR) + 6.00%), 5.816%, 11/25/49	98,593	27,766
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	379,725	71,122
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	510,157	99,618
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,094,233	182,133
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	778,080	109,051
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	597,772	105,734
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	629,561	84,318
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	1,010,422	149,267
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	888,351	158,163
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	714,710	82,712
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	604,414	57,246
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	193,575	7,549
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	372,475	28,831
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	1,603,236	130,760
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	487,592	31,146
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	134,077	9,218
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	469,498	40,309
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	656,867	45,424
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	228,965	18,054
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	495,915	42,463
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	217,815	17,698
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	128,982	4,853
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	191,323	8,556
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	267,408	13,134
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	278,126	16,117
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	159,052	4,541
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	233,637	7,548
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	126,969	3,058
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	374,105	17,269
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US
LIBOR + 0.35%), 0.535%, 5/25/42	2,944	2,949
REMICs FRB Ser. 07-95, Class A3, (1 Month US
LIBOR + 0.25%), 0.418%, 8/27/36	1,868,618	1,628,081
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	26,888	26,317
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	9,325	8,474

4 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US
LIBOR) + 6.70%), 6.51%, 12/20/43	$276,931	$60,925
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 6.71%), 6.51%, 11/16/36	34,543	323
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 6.41%, 4/20/38	720,473	181,913
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 6.01%, 6/20/48	656,815	101,381
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 6.01%, 6/20/43	1,319,849	269,340
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	344,787	74,529
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.96%, 5/20/49	1,836,428	249,396
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.955%, 1/16/44	663,803	135,261
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.955%, 9/16/43	1,226,062	244,982
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.91%, 8/20/49	870,750	141,522
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.905%, 2/16/46	672,776	144,029
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 1/20/50	1,142,213	206,536
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 10/20/49	1,009,790	298,510
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 12/2/21	84,756	10,238
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 5.81%, 10/20/49	393,606	105,827
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	393,942	78,839
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	628,737	115,285
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	284,072	51,133
Ser. 14-76, IO, 5.00%, 5/20/44	350,548	59,333
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	258,974	38,581
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	150,831	28,884
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	112,540	21,699
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	166,827	30,435
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	530,403	96,799
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	416,674	75,260
Ser. 18-1, IO, 4.50%, 1/20/48	679,243	92,456
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	126,898	10,798
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	399,278	59,766
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	1,121,281	187,440
Ser. 12-129, IO, 4.50%, 11/16/42	322,891	60,733
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	555,171	94,414
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	384,341	34,535
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	230,980	36,814
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	138,905	22,349
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	111,153	17,784
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	127,550	24,234
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	486,587	87,992
Ser. 16-69, IO, 4.00%, 5/20/46	589,074	72,162
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	370,807	68,265
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	574,156	40,451
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	581,656	101,086
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	129,566	17,083
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	362,615	53,310
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,326,726	217,251
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	161,076	22,409
Ser. 14-104, IO, 4.00%, 3/20/42	392,444	48,687

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	$130,520	$4,077
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	165,577	5,355
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	123,961	1,910
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	581,348	57,893
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	327,957	8,330
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	431,522	39,381
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	299,701	26,973
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	426,086	32,435
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	204,640	20,464
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	105,287	10,134
Ser. 12-136, IO, 3.50%, 11/20/42	460,955	54,161
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	880,106	57,260
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	142,167	10,055
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	463,806	34,878
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	295,409	5,549
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	404,402	17,214
Ser. 16-H18, Class QI, IO, 3.324%, 6/20/66 W	1,227,170	136,319
Ser. 16-H23, Class NI, IO, 3.167%, 10/20/66 W	1,772,291	182,192
Ser. 15-H20, Class CI, IO, 3.03%, 8/20/65 W	1,336,753	122,412
FRB Ser. 15-H16, Class XI, IO, 3.01%, 7/20/65 W	739,951	75,993
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	525,353	13,463
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	157,123	5,688
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	397,003	30,172
Ser. 16-H24, Class JI, IO, 2.978%, 11/20/66 W	564,549	67,029
Ser. 17-H03, Class KI, IO, 2.937%, 1/20/67 W	1,452,179	177,596
Ser. 15-H22, Class AI, IO, 2.82%, 9/20/65 W	1,473,155	137,740
Ser. 15-H25, Class BI, IO, 2.763%, 10/20/65 W	892,481	81,930
Ser. 16-H13, Class IK, IO, 2.624%, 6/20/66 W	1,194,574	137,664
Ser. 15-H22, Class GI, IO, 2.591%, 9/20/65 W	1,282,563	141,980
Ser. 17-H25, Class AI, IO, 2.589%, 12/20/67 W	477,500	50,974
Ser. 17-H08, Class GI, IO, 2.583%, 2/20/67 W	921,725	126,295
Ser. 17-H08, Class EI, IO, 2.566%, 2/20/67 W	1,230,256	138,440
Ser. 18-H05, Class ID, IO, 2.501%, 3/20/68 W	522,484	60,367
Ser. 16-H03, Class AI, IO, 2.484%, 1/20/66 W	1,390,186	124,987
Ser. 16-H06, Class DI, IO, 2.469%, 7/20/65	1,286,205	96,328
Ser. 18-H02, IO, 2.451%, 1/20/68 W	407,148	40,363
Ser. 17-H04, Class BI, IO, 2.447%, 2/20/67 W	905,858	107,265
Ser. 14-H21, Class AI, IO, 2.421%, 10/20/64 W	1,353,360	114,126
Ser. 16-H27, Class GI, IO, 2.394%, 12/20/66 W	1,468,674	176,485
Ser. 17-H25, Class CI, IO, 2.383%, 12/20/67 W	1,560,408	203,822
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65 W	827,567	59,254
Ser. 17-H08, Class NI, IO, 2.373%, 3/20/67 W	916,657	89,282
Ser. 16-H06, Class AI, IO, 2.371%, 2/20/66	729,766	68,880
Ser. 15-H04, Class AI, IO, 2.348%, 12/20/64 W	1,012,948	83,513
Ser. 18-H02, Class IM, IO, 2.338%, 2/20/68 W	796,765	103,322
Ser. 18-H01, Class XI, IO, 2.336%, 1/20/68 W	1,154,088	146,925
Ser. 17-H20, Class AI, IO, 2.336%, 10/20/67 W	2,228,594	261,860
Ser. 16-H17, Class DI, IO, 2.317%, 7/20/66 W	1,237,340	115,071
Ser. 15-H10, Class HI, IO, 2.317%, 4/20/65 W	2,044,907	181,792
Ser. 17-H10, Class MI, IO, 2.295%, 4/20/67 W	1,012,560	85,460
Ser. 16-H07, Class PI, IO, 2.28%, 3/20/66 W	2,316,554	236,431
Ser. 17-H25, IO, 2.262%, 11/20/67 W	938,361	98,528
Ser. 16-H04, Class KI, IO, 2.26%, 2/20/66 W	1,483,282	110,698
Ser. 17-H06, Class MI, IO, 2.244%, 2/20/67 W	1,584,607	154,409
Ser. 16-H10, Class AI, IO, 2.202%, 4/20/66 W	1,224,892	87,158
Ser. 17-H09, IO, 2.185%, 4/20/67 W	867,251	75,786
Ser. 17-H14, Class JI, IO, 2.18%, 6/20/67 W	545,350	72,179
Ser. 15-H13, Class AI, IO, 2.172%, 6/20/65 W	1,193,278	110,030
Ser. 16-H24, IO, 2.144%, 9/20/66 W	910,886	93,953

Putnam VT Mortgage Securities Fund 5

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H06, Class HI, IO, 2.08%, 2/20/66	$1,074,972	$86,089
Ser. 15-H24, Class HI, IO, 2.044%, 9/20/65 W	1,071,485	62,864
Ser. 16-H24, Class KI, IO, 2.009%, 11/20/66 W	718,164	84,873
Ser. 15-H23, Class TI, IO, 1.877%, 9/20/65 W	963,906	88,872
Ser. 17-H16, Class HI, IO, 1.708%, 8/20/67 W	816,132	72,094
Ser. 14-H25, Class BI, IO, 1.662%, 12/20/64 W	1,027,568	74,038
Ser. 17-H14, Class LI, IO, 1.649%, 6/20/67 W	768,573	87,280
Ser. 17-H06, Class EI, IO, 1.561%, 2/20/67 W	586,941	34,558
Ser. 14-H18, Class CI, IO, 1.553%, 9/20/64 W	914,037	72,460
Ser. 16-H08, Class GI, IO, 1.401%, 4/20/66 W	841,538	43,912
FRB Ser. 11-H07, Class FI, IO, 1.209%, 2/20/61 W	2,717,986	73,929
Ser. 10-151, Class KO, PO, zero %, 6/16/37	22,557	21,131
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,257	1,132
		19,551,529
Commercial mortgage-backed securities (12.9%)
Bank FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63 W	98,000	89,352
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45 W	71,000	49,700
Citigroup Commercial Mortgage Trust Ser. 13-GC11,
Class C, 4.134%, 4/10/46 W	70,000	70,331
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.497%, 5/15/45 W	83,000	60,615
FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47 W	83,000	78,354
Ser. 13-LC6, Class C, 4.242%, 1/10/46 W	117,000	113,724
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.463%, 8/10/46 W	101,000	98,365
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47 W	228,000	168,416
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47 W	124,000	93,000
FRB Ser. 13-CR6, Class D, 4.227%, 3/10/46 W	160,000	108,327
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	112,000	112,391
FRB Ser. 15-C1, Class C, 4.412%, 4/15/50 W	101,000	96,026
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.714%, 7/10/44 W	103,000	97,045
FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44 W	167,000	165,467
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47 W	155,000	147,111
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47 W	85,000	77,206
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	329,000	121,730
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	104,000	102,232
FRB Ser. 13-GC13, Class D, 4.22%, 7/10/46 W	105,000	73,744
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.971%, 2/15/47 W	110,000	95,575
FRB Ser. 13-C14, Class C, 4.859%, 8/15/46 W	115,000	107,329
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45 W	97,000	93,334
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.859%, 8/15/46 W	229,000	177,085
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47 W	139,000	113,963
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	173,402	132,772
FRB Ser. 12-CBX, Class B, 5.082%, 6/15/45 W	69,000	63,114
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46 W	168,000	122,631
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46 W	245,000	117,954
FRB Ser. 10-C2, Class D, 5.822%, 11/15/43 W	131,000	116,453
FRB Ser. 12-C8, Class C, 4.778%, 10/15/45 W	200,000	157,756

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4,
Class C, 5.324%, 12/12/49 W	$128,147	$99,217
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 16-C29, Class C, 4.905%, 5/15/49 W	92,000	83,889
FRB Ser. 13-C9, Class C, 4.17%, 5/15/46 W	77,000	75,292
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 14-C15, Class D, 5.071%, 4/15/47 W	180,000	141,503
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46 W	141,000	57,855
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class E, 5.684%, 9/15/47 W	118,000	115,564
FRB Ser. 11-C3, Class E, 5.419%, 7/15/49 W	148,000	117,609
Multifamily Connecticut Avenue Securities
Trust 144A
FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	171,000	154,737
FRB Ser. 19-01, Class M10, 3.435%, 10/15/49	446,000	401,400
FRB Ser. 19-01, Class M7, 1.885%, 10/15/49	85,304	73,129
UBS Commercial Mortgage Trust Ser. 19-C17,
Class C, 3.758%, 10/15/52	102,000	81,209
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45 W	281,000	199,710
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	289,000	164,738
UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C4, Class D, 4.621%, 12/10/45 W	109,000	49,359
UBS-Citigroup Commercial Mortgage Trust 144A FRB
Ser. 11-C1, Class D, 6.252%, 1/10/45 W	181,000	158,049
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.291%, 1/15/52 W	53,000	53,987
FRB Ser. 20-C56, Class C, 3.751%, 6/15/53 W	76,000	64,820
Ser. 16-BNK1, Class C, 3.071%, 8/15/49 W	87,000	66,582
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.918%, 10/15/45 W	71,000	63,900
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.845%, 11/15/44 W	158,000	145,892
FRB Ser. 12-C6, Class C, 5.766%, 4/15/45 W	113,000	106,899
FRB Ser. 11-C4, Class C, 5.39%, 6/15/44 W	208,000	197,214
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45 W	290,000	218,438
		6,112,094
Residential mortgage-backed securities (non-agency) (22.2%)
American Home Mortgage Investment Trust FRB
Ser. 07-1, Class GA1C, (1 Month US LIBOR
+ 0.19%), 0.375%, 5/25/47	529,375	268,366
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3,
4.157%, 4/25/48 W	84,911	87,143
Bayview Financial Mortgage Pass-Through Trust
Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	449,079
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 3.715%, 10/25/35 W	182,353	163,001
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR
+ 3.35%), 3.535%, 10/25/27 (Bermuda)	123,377	118,324
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR
+ 1.60%), 1.785%, 8/25/28 (Bermuda)	190,000	178,826
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%), 0.425%,
6/25/36	490,000	436,930
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (1
Month US LIBOR + 0.18%), 0.365%, 11/25/47	255,592	200,743
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR5, Class 1A1A, 3.974%, 4/25/37 W	291,348	272,269

6 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR
+ 0.18%), 0.37%, 2/20/47	$260,247	$191,129
FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 0.325%, 6/25/37	57,200	53,299
Countrywide Asset-Backed Certificates FRB
Ser. 07-10, Class 1A1, (1 Month US LIBOR
+ 0.18%), 0.365%, 6/25/47	360,729	332,459
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1,
(1 Month US LIBOR + 2.85%), 4.926%, 1/25/30	182,000	111,479
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-HQA1, Class B, (1 Month US LIBOR
+ 8.80%), 8.985%, 3/25/28	247,563	247,555
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 5.185%, 12/25/28	313,629	323,075
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M3, (1 Month US LIBOR
+ 4.75%), 4.935%, 10/25/24	178,290	182,599
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	50,000	47,058
Structured Agency Credit Risk Debt FRN
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 4.735%, 10/25/24	123,936	126,308
Structured Agency Credit Risk Debt FRN
Ser. 15-HQ1, Class M3, (1 Month US LIBOR
+ 3.80%), 3.985%, 3/25/25	103,074	104,534
Structured Agency Credit Risk Debt FRN
Ser. 17-DNA2, Class M2, (1 Month US LIBOR
+ 3.45%), 3.635%, 10/25/29	250,000	253,033
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M2, (1 Month US LIBOR
+ 2.65%), 2.835%, 12/25/29	236,003	233,775
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 2.485%, 9/25/30	209,993	207,034
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class B2, (1 Month US LIBOR
+ 12.25%), 12.418%, 2/25/49	50,000	52,500
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 11.185%, 10/25/48	93,000	85,361
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B2, (1 Month US LIBOR
+ 10.75%), 10.935%, 1/25/49	32,000	35,082
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 10.685%, 3/25/49	114,000	117,997
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA3, Class B2, (1 Month US LIBOR
+ 8.15%), 8.335%, 7/25/49	34,000	30,176
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 7.935%, 9/25/48	330,000	260,751
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA4, Class B2, (1 Month US LIBOR
+ 6.25%), 6.435%, 10/25/49	90,000	72,789
Structured Agency Credit Risk Trust FRB
Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR
+ 4.80%), 4.968%, 9/25/47	29,000	23,200

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 4.835%, 1/25/49	$50,000	$49,257
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	69,000	66,249
Seasoned Credit Risk Transfer Trust FRB
Ser. 18-3, Class 3, 4.75%, 8/25/57 W	70,000	65,595
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 4.535%, 3/25/49	60,000	58,274
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 4.435%, 10/25/48	144,000	134,640
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.86%, 3/25/50	66,000	63,248
Structured Agency Credit Risk Debt FRN
Ser. 19-HQA3, Class B1, (1 Month US LIBOR
+ 3.00%), 3.185%, 9/25/49	139,000	127,286
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.835%, 1/25/49	67,389	66,315
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.635%, 3/25/49	106,599	104,334
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 2.518%, 2/25/49	142,612	140,398
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 2.335%, 12/25/30	45,000	43,993
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 12.435%,
9/25/28	51,751	63,641
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 11.935%,
10/25/28	155,198	185,900
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 10.935%,
1/25/29	9,972	10,553
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 6.185%,
9/25/28	93,115	96,547
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%,
4/25/28	49,512	52,034
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 5.685%,
9/25/29	44,000	45,702
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%), 5.485%,
10/25/28	240,048	251,582
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2B1, (1 Month US LIBOR + 4.50%), 4.685%,
12/25/30	225,000	207,848
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%,
5/25/30	158,000	157,393
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%,
2/25/30	60,000	57,600

Putnam VT Mortgage Securities Fund 7

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M2, (1 Month US LIBOR + 4.45%), 4.635%,
1/25/29	$22,418	$22,914
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%), 4.435%,
1/25/31	90,000	88,647
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 1B1, (1 Month US LIBOR + 4.15%), 4.335%,
2/25/30	200,000	201,874
Connecticut Avenue Securities FRB Ser. 18-C06,
Class 2B1, (1 Month US LIBOR + 4.10%), 4.285%,
3/25/31	59,000	54,961
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%), 4.185%,
5/25/30	220,000	219,999
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 3.785%,
1/25/30	92,000	87,556
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 3.735%,
7/25/30	379,000	364,906
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 3.735%,
7/25/29	171,978	174,871
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 2.535%,
1/25/31	76,980	75,405
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1M2, (1 Month US LIBOR + 2.25%), 2.435%,
7/25/30	23,835	23,500
Connecticut Avenue Securities FRB Ser. 18-C02,
Class 2M2, (1 Month US LIBOR + 2.20%), 2.385%,
8/25/30	232,862	227,606
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2B1, (1 Month US LIBOR
+ 5.25%), 5.435%, 6/25/39	420,000	383,513
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2B1, (1 Month US LIBOR
+ 3.00%), 4.661%, 1/25/40	35,000	24,325
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2B1, (1 Month US LIBOR
+ 4.35%), 4.535%, 7/25/31	47,000	44,815
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1B1, (1 Month US LIBOR
+ 4.10%), 4.285%, 7/25/39	98,000	87,202
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR
+ 3.65%), 3.65%, 2/25/40	79,000	73,717
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 2.635%, 7/25/31	141,131	137,691
JPMorgan Alternative Loan Trust FRB Ser. 06-A6,
Class 1A1, (1 Month US LIBOR + 0.16%), 0.328%,
11/25/36	117,216	98,836
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	100,000	97,000
Morgan Stanley ABS Capital I, Inc. Trust FRB
Ser. 04-HE9, Class M2, (1 Month US LIBOR
+ 0.93%), 1.115%, 11/25/34	45,842	44,053
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 2.929%, 2/26/37	110,944	100,171

MORTGAGE-BACKED
SECURITIES (76.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 3.035%,
7/25/28 (Bermuda)	$220,000	$207,551
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR
+ 0.12%), 0.305%, 8/25/36	49,217	43,535
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	102,000	111,470
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.861%, 10/25/35 W	75,460	73,876
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR
+ 0.92%), 1.105%, 7/25/45	99,214	95,624
Wells Fargo Home Equity Asset-Backed Securities
Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR
+ 0.23%), 0.415%, 4/25/37	81,839	77,631
		10,557,512

Total mortgage-backed securities (cost $37,779,804)		$36,221,135

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (71.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.9%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$28,636	$33,714
6.00%, with due dates from 4/15/28 to 11/20/38	77,424	90,288
5.50%, 4/20/38	112,145	130,263
5.00%, 3/20/50	24,917	28,119
4.70%, 8/20/67	101,033	115,019
4.50%, TBA, 7/1/50	2,000,000	2,135,938
4.50%, with due dates from 2/20/34 to 5/20/48	1,118,880	1,226,764
		3,760,105
U.S. Government Agency Mortgage Obligations (63.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	10,572	12,338
7.00%, with due dates from 11/1/26 to 4/1/32	61,764	71,011
5.50%, 12/1/33	12,450	14,358
4.50%, with due dates from 7/1/44 to 8/1/44	131,538	145,663
4.00%, with due dates from 12/1/44 to 9/1/45	682,255	744,922
Federal National Mortgage Association
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	8,163	9,453
7.00%, with due dates from 12/1/28 to 12/1/35	303,364	352,053
6.50%, 9/1/36	7,113	8,382
6.00%, 1/1/38	77,187	92,467
5.50%, 1/1/38	342,260	395,643
5.00%, 2/1/39	9,139	10,540
4.50%, with due dates from 7/1/44 to 5/1/45	177,754	195,721
3.50%, 6/1/56	679,476	745,440
3.50%, 1/1/47	65,594	69,523
Uniform Mortgage-Backed Securities
4.50%, TBA, 7/1/50	2,000,000	2,149,062
4.00%, TBA, 7/1/50	1,000,000	1,059,766
3.50%, TBA, 7/1/50	2,000,000	2,103,438
3.00%, TBA, 7/1/50	3,000,000	3,159,727
2.50%, TBA, 8/1/50	3,000,000	3,121,992
2.50%, TBA, 7/1/50	14,000,000	14,597,187
2.00%, TBA, 7/1/50	1,000,000	1,023,359
		30,082,045
Total U.S. government and agency mortgage
obligations (cost $33,626,226)		$33,842,150

8 Putnam VT Mortgage Securities Fund

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount		Value
U.S. Treasury Bonds 7.875%, 2/15/21 [i]		$56,000	$60,331
Total U.S. treasury obligations (cost $60,331)			$60,331

PURCHASED SWAP OPTIONS OUTSTANDING (5.1%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
(0.353)/3 month USD-
LIBOR-BBA/Aug-25
(United Kingdom)	Aug-20/0.353	$15,513,400	$35,836
Citibank, N.A.
1.629/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	1,397,200	87,632
1.316/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	78,376
1.996/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	1,397,200	69,832
0.439/3 month USD-
LIBOR-BBA/Aug-25	Aug-20/0.439	1,690,100	10,208
(1.996)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	1,397,200	1,788
(0.439)/3 month USD-
LIBOR-BBA/Aug-25	Aug-20/0.439	1,690,100	1,234
(1.629)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	1,397,200	28
(1.316)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	7
Goldman Sachs International
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	1,045,200	5,874
JPMorgan Chase Bank N.A.
1.101/3 month USD-
LIBOR-BBA/Mar-31	Mar-21/1.101	1,323,900	63,097
1.33/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.33	5,588,600	61,810
(1.042)/3 month USD-
LIBOR-BBA/Sep-50	Sep-20/1.042	1,372,100	38,323
(0.67)/3 month USD-
LIBOR-BBA/Jul-30	Jul-20/0.67	902,700	4,216
Morgan Stanley & Co. International PLC
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	670,527
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	373,464
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	370,581
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	790,100	327,457
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	82,917
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	26,688
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	447,900	466
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	131
Toronto-Dominion Bank
(1.04)/3 month USD-
LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	105,000	15,420

PURCHASED SWAP OPTIONS OUTSTANDING (5.1%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

UBS AG
1.5025/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	$7,498,800	$95,610
(1.5025)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	8
Total purchased swap options outstanding (cost $1,024,632) $2,421,530

PURCHASED OPTIONS
OUTSTANDING (0.5%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Government National
Mortgage Association
30 yr 3.00% TBA
commitments (Call)	Jul-20/$105.56	$5,000,000	$5,000,000	$19,390
Government National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Jul-20/106.09	7,000,000	7,000,000	7
Government National
Mortgage Association
30 yr 4.00% TBA
commitments (Call)	Jul-20/106.53	6,000,000	6,000,000	6
Uniform Mortgage-Backed
Securities 30 yr 2.00%
TBA commitments (Call)	Aug-20/102.09	2,000,000	2,000,000	13,520
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments (Call)	Aug-20/103.56	3,000,000	3,000,000	22,587
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments (Call)	Aug-20/104.03	7,000,000	7,000,000	28,000
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments (Call)	Jul-20/103.31	2,000,000	2,000,000	19,374
Uniform Mortgage-Backed
Securities 30 yr 2.50%
TBA commitments (Put)	Aug-20/103.60	2,000,000	2,000,000	4,796
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments (Call)	Aug-20/104.81	15,000,000	15,000,000	61,065
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments (Call)	Aug-20/104.88	13,000,000	13,000,000	45,656
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments (Call)	Aug-20/104.84	9,000,000	9,000,000	34,110
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments (Put)	Jul-20/105.00	4,000,000	4,000,000	332
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Call)	Jul-20/105.34	19,000,000	19,000,000	19
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Call)	Jul-20/105.54	2,000,000	2,000,000	2
Uniform Mortgage-Backed
Securities 30 yr 4.00%
TBA commitments (Call)	Jul-20/106.47	5,000,000	5,000,000	5
Total purchased options outstanding (cost $174,063)				$248,869

Putnam VT Mortgage Securities Fund 9

ASSET-BACKED SECURITIES (2.8%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 1.035%, 11/25/51	$199,333	$199,084
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 0.985%, 6/25/52	152,000	150,480
Mortgage Repurchase Agreement Financing Trust
144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR
+ 1.75%), 1.927%, 5/30/22	150,000	150,003
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 1.01%, 3/26/21	130,000	130,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR
+ 0.83%), 0.998%, 9/7/21	159,000	159,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 0.935%, 10/24/20	161,000	161,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 0.885%, 9/24/20	275,000	275,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 0.818%, 6/25/51	129,000	129,000

Total asset-backed securities (cost $1,355,333)		$1,353,567

	Principal amount/
SHORT-TERM INVESTMENTS (22.4%)*	shares		Value
Federal Home Loan Banks unsec. discount
notes commercial paper 0.120%, 9/9/20	$500,000		$499,864
Interest in $88,200,000 joint tri-party
repurchase agreement dated 6/30/2020 with HSBC
Bank USA, National Association due 7/1/2020 -
maturity value of $3,240,008 for an effective
yield of 0.090% (collateralized by various
mortgage backed securities and a U.S. Treasury
note with coupon rates ranging from 1.375%
to 5.500% and due dates ranging from 8/31/2026
to 5/1/2050, valued at $89,964,225)	3,240,000		3,240,000
State Street Institutional U.S. Government Money
Market Fund, Premier Class 0.12% P	Shares	433,000	433,000
U.S. Treasury Bills 0.106%, 8/11/20 Δ §	$1,399,000		1,398,793
U.S. Treasury Bills zero %, 8/13/20 # Δ §	1,205,000		1,204,806
U.S. Treasury Bills zero %, 8/20/20 Δ §	674,000		673,878
U.S. Treasury Bills 0.310%, 7/23/20 Δ	611,000		610,954
U.S. Treasury Bills 0.011%, 8/6/20 Δ	556,000		555,933
U.S. Treasury Bills 0.005%, 9/10/20 Δ §	516,000		515,863
U.S. Treasury Bills 0.203%, 7/9/20 Δ	476,000		475,988
U.S. Treasury Bills 0.133%, 8/25/20 Δ §	182,000		181,961
U.S. Treasury Bills 0.137%, 10/8/20 Δ	105,000		104,955
U.S. Treasury Bills 0.131%, 9/8/20 Δ §	207,000		206,948
U.S. Treasury Cash Management Bills
0.138%, 9/22/20	548,000		547,832
Total short-term investments (cost $10,651,270)			$10,650,775

Total investments (cost $84,671,659)			$84,798,357

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $47,526,261.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $235,953 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 7).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,353,014 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 7).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $725,838 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 7).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $46,773,350 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/20	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond Ultra 30 yr
(Long)	2	$436,313	$436,313	Sep-20	$(3,739)
U.S. Treasury
Note 2 yr (Short)	391	86,343,797	86,343,797	Sep-20	(12,334)
U.S. Treasury
Note 5 yr (Short)	13	1,634,648	1,634,648	Sep-20	(3,584)
Unrealized appreciation					—
Unrealized (depreciation)					(19,657)
Total					$(19,657)

10 Putnam VT Mortgage Securities Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $1,596,088)
(Unaudited)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
(0.353)/3 month
USD-LIBOR-BBA/Aug-25	Aug-20/0.353	$15,513,400	$50,263
Citibank, N.A.
1.805/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	1,397,200	713
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	31,911
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	79,310
(1.805)/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	1,397,200	155,620
Goldman Sachs
International
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	4,180,800	1,254
2.9425/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	10,858
(2.9425)/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	406,316
JPMorgan Chase Bank N.A.
1.333/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	389
0.81/3 month
USD-LIBOR-BBA/Jul-30	Jul-20/0.81	902,700	1,101
0.74/3 month
USD-LIBOR-BBA/Jul-30	Jul-20/0.74	902,700	2,194
(1.333)/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	8,646
(0.442)/3 month
USD-LIBOR-BBA/Sep-50	Sep-20/0.442	1,372,100	10,195
(0.968)/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	16,307
(1.07)/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	18,124
1.07/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	18,222
0.968/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	18,362
(0.83)/3 month
USD-LIBOR-BBA/Oct-21	Oct-20/0.83	5,588,600	33,867
(0.7785)/3 month
USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	2,647,700	68,125
Morgan Stanley & Co.
International PLC
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	1,791,800	18
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	9,462
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	9,721
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	14,000
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	76,868
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	170,234

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $1,596,088)
(Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co.
International PLC cont.
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	$891,000	$173,184
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	790,100	307,839
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	363,651
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	367,144
Toronto-Dominion Bank
(1.17)/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	47,500	8,126
1.05/3 month
USD-LIBOR-BBA/Mar-27	Mar-25/1.05	1,385,000	10,374
1.17/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	94,900	12,384
UBS AG
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	25,059
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	95,191
Total			$2,575,032

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $174,063)
(Unaudited)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National
Mortgage Association
30 yr 3.00% TBA
commitments (Put)	Jul-20/$105.56	$5,000,000	$5,000,000	$55
Government National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jul-20/106.09	7,000,000	7,000,000	38,822
Government National
Mortgage Association
30 yr 4.00% TBA
commitments (Put)	Jul-20/106.53	6,000,000	6,000,000	29,526
Uniform Mortgage-
Backed Securities
30 yr 2.00% TBA
commitments (Put)	Aug-20/102.09	2,000,000	2,000,000	13,120
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/104.03	7,000,000	7,000,000	24,430
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/103.56	3,000,000	3,000,000	7,005
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/103.04	2,000,000	2,000,000	3,328

Putnam VT Mortgage Securities Fund 11

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $174,063)
(Unaudited) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Aug-20/$102.47	$2,000,000	$2,000,000	$2,376
Uniform Mortgage-
Backed Securities
30 yr 2.50% TBA
commitments (Put)	Jul-20/103.31	2,000,000	2,000,000	2
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Call)	Jul-20/105.00	4,000,000	4,000,000	13,928
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Put)	Aug-20/104.81	15,000,000	15,000,000	11,865
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Put)	Aug-20/104.88	13,000,000	13,000,000	11,128

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $174,063)
(Unaudited) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Put)	Aug-20/$104.84	$9,000,000	$9,000,000	$7,407
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-20/105.34	19,000,000	19,000,000	29,678
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jul-20/105.54	2,000,000	2,000,000	7,030
Uniform Mortgage-
Backed Securities
30 yr 4.00% TBA
commitments (Put)	Jul-20/106.47	5,000,000	5,000,000	23,825
Total				$223,525

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	$4,197,400	$(472,139)	$432,794
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	142,450
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	120,978
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	16,637
0.30/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-22/0.30	3,009,000	(14,744)	(181)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(11,394)	(3,022)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(5,949)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	(24,352)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(95,950)	(35,846)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(43,831)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(236,781)	(45,989)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	64,857	27,030
(0.00)/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.00	3,009,000	8,124	211
0.60/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.60	3,009,000	7,523	(391)
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	529,234	(642,844)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	62,822
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	1,069,600	(10,362)	931
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	1,069,600	(10,362)	(1,187)
0.675/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675	1,731,000	(13,718)	(2,302)
(0.675)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675	1,731,000	(13,718)	(8,811)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(25,179)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	27,889
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(33,642)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	53,928
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	50,143
0.36/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36	3,461,900	(9,087)	(1,246)
(0.36)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36	3,461,900	(9,087)	(6,855)

12 Putnam VT Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International cont.
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	$686,500	$(9,697)	$(9,625)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(22,639)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	(23,302)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	435,772
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(290,082)	327,764
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	66,988
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	62,905
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	38,263
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(2,492)	(2,492)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(18,389)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(21,214)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(28,457)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(156,721)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	22,405	15,604
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	586
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	204	204
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	(1,322)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	78,796	(89,355)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	231,812	(226,809)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(283,485)	402,153
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	75,475
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	59,162
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	33,773
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	3,267,200	(637,698)	31,136
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	3,267,200	(5,356)	(5,228)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(7,039)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	(19,111)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(29,774)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(76,160)	(33,813)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	85,457	29,330
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	262,693	(361,300)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(26,089)	56,809
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	1,800
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	1,044
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	899
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	51
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	(1,284)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	(1,352)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	(1,572)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	(3,630)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(69,549)	(42,828)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	60,039	57,601
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	146
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	(304)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	16,157	(72,434)

Putnam VT Mortgage Securities Fund 13

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	$264,700	$(22,367)	$76,001
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(17,539)
Unrealized appreciation				2,709,279
Unrealized (depreciation)				(2,079,160)
Total				$630,119

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20		Principal	Settlement
(proceeds receivable $11,456,289) (Unaudited)		amount	date	Value
Uniform Mortgage-Backed Securities, 3.50%, 7/1/50		$2,000,000	7/14/20	$2,103,438
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50		3,000,000	7/14/20	3,159,727
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50		5,000,000	7/14/20	5,213,281
Uniform Mortgage-Backed Securities, 2.00%, 7/1/50		1,000,000	7/14/20	1,023,359
Total				$11,499,805

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$508,000	$317,739	$(17)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$319,736
				Quarterly
1,633,900	379,210	(36,070)	12/3/29	3 month USD-LIBOR-BBA —	3.096% — Semiannually	346,647
				Quarterly
191,900	8,891 E	(1)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	8,890
				Quarterly
496,600	22,567 E	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(22,570)
					BBA — Quarterly
294,100	53,086	(4)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(55,936)
					BBA — Quarterly
1,039,500	72,009 E	(210)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	71,799
				Quarterly
359,400	16,634 E	(61)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	16,573
				Quarterly
318,200	66,597	(5)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	69,395
				Quarterly
835,800	162,661	(12)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(169,014)
					BBA — Quarterly
271,600	125,894 E	(9)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(125,904)
					BBA — Quarterly
825,700	144,579	(425)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-	(150,288)
					BBA — Quarterly
647,500	26,569 E	(4)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	26,565
				Quarterly
950,400	39,195 E	(5)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	39,190
				Quarterly
1,115,200	157,765	(16)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-	(165,108)
					BBA — Quarterly
229,300	29,730 E	(5)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	29,725
				Quarterly
705,700	105,365 E	(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(105,375)
					BBA — Quarterly
1,219,900	183,072 E	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(183,072)
					BBA — Quarterly
514,200	201,043 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(201,043)
					BBA — Quarterly
658,600	44,932 E	(7)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	44,925
				Quarterly
55,100	19,999 E	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(20,000)
					BBA — Quarterly
129,800	18,288	(2)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(18,347)
					BBA — Quarterly

14 Putnam VT Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$199,100	$26,187 E	$(3)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-	$(26,190)
					BBA — Quarterly
18,000	6,246 E	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-	(6,246)
					BBA — Quarterly
1,364,300	40,265 E	(8)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-	(40,272)
					BBA — Quarterly
210,100	28,038 E	(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(28,041)
					BBA — Quarterly
334,100	117,450 E	(11)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-	(117,462)
					BBA — Quarterly
561,600	144,021 E	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(144,040)
					BBA — Quarterly
476,200	40,567 E	(7)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-	(40,573)
					BBA — Quarterly
419,900	74,151 E	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	(74,165)
					BBA — Quarterly
952,900	57,185	12,331	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-	(49,056)
					BBA — Quarterly
1,372,900	146,241	15,189	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-	(137,695)
					BBA — Quarterly
206,000	24,506 E	(3)	12/21/30	3 month USD-LIBOR-BBA —	1.88% — Semiannually	24,503
				Quarterly
1,287,300	131,523	(2,763)	1/28/30	3 month USD-LIBOR-BBA —	1.698% — Semiannually	136,020
				Quarterly
33,100	8,946 E	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(8,947)
					BBA — Quarterly
521,000	56,760	(173)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-	(59,869)
					BBA — Quarterly
958,800	102,842	(13)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-	(108,593)
					BBA — Quarterly
753,300	80,621	(10)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-	(85,132)
					BBA — Quarterly
1,712,100	173,492	(2,762)	1/31/30	3 month USD-LIBOR-BBA —	1.688% — Semiannually	180,531
				Quarterly
18,800	4,804 E	(1)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	4,803
				Quarterly
943,800	77,105	(6,407)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-	(88,215)
					BBA — Quarterly
4,390,000	397,774	(58)	2/18/30	3 month USD-LIBOR-BBA —	1.57% — Semiannually	421,109
				Quarterly
236,500	19,626 E	(8)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	(19,634)
					BBA — Quarterly
176,500	7,133 E	(3)	3/4/31	3 month USD-LIBOR-BBA —	1.101% — Semiannually	7,131
				Quarterly
6,772,000	29,919 E	(26)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(29,944)
					BBA — Quarterly
14,651,200	50,488 E	(55)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(50,543)
					BBA — Quarterly
1,169,000	39,074 E	(40)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	39,034
				Quarterly
98,700	3,400 E	(3)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	(3,403)
					BBA — Quarterly
177,700	4,195 E	(6)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	4,189
					BBA — Quarterly
132,100	8,693 E	(5)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	8,688
					BBA — Quarterly
498,700	11,722 E	(7)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	11,715
				Quarterly
17,847,000	62,643	(25,203)	6/17/22	3 month USD-LIBOR-BBA —	0.40% — Semiannually	38,141
				Quarterly

Putnam VT Mortgage Securities Fund 15

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$21,235,000	$345,621	$190,616	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-	$(157,904)
					BBA — Quarterly
2,183,000	10,631	(16,435)	6/17/50	3 month USD-LIBOR-BBA —	0.90% — Semiannually	(26,556)
				Quarterly
8,039,000	171,504	(112,068)	6/17/30	3 month USD-LIBOR-BBA —	0.85% — Semiannually	61,159
				Quarterly
103,300	26 E	(1)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(28)
				Quarterly
723,000	18,518	12,425	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-	(5,790)
					BBA — Quarterly
1,791,000	16,762	17,886	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-	2,449
					BBA — Quarterly
52,000	327 E	(1)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(327)
				Quarterly
1,705,000	8,370	(23)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-	(6,813)
					BBA — Quarterly
775,300	4,548	(10)	4/22/30	3 month USD-LIBOR-BBA —	0.6915% — Semiannually	3,910
				Quarterly
556,000	1,949	(7)	4/24/30	3 month USD-LIBOR-BBA —	0.66726% —	1,561
				Quarterly	Semiannually
556,000	1,773	(7)	4/24/30	3 month USD-LIBOR-BBA —	0.664% — Semiannually	1,381
				Quarterly
768,000	3,493	(10)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-	(2,992)
					BBA — Quarterly
768,000	3,358	(10)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-	(2,854)
					BBA — Quarterly
334,800	270 E	(5)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	265
					BBA — Quarterly
4,836,000	13,265	(18)	4/27/22	0.4029% — Semiannually	3 month USD-LIBOR-	(8,091)
					BBA — Quarterly
511,000	19,445	(1,368)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-	18,185
					BBA — Quarterly
5,567,000	13,099	(21)	4/29/22	0.3765% — Semiannually	3 month USD-LIBOR-	(8,539)
					BBA — Quarterly
11,069,000	16,316	(42)	5/4/22	0.3175% — Semiannually	3 month USD-LIBOR-	(12,004)
					BBA — Quarterly
1,876,000	8,187	(15)	5/7/25	3 month USD-LIBOR-BBA —	0.408% — Semiannually	7,961
				Quarterly
453,000	1,768	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.399% — Semiannually	1,728
				Quarterly
453,000	1,812	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.401% — Semiannually	1,773
				Quarterly
453,000	1,867	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.4035% — Semiannually	1,830
				Quarterly
453,000	1,825	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.4016% — Semiannually	1,787
				Quarterly
453,000	1,785	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.3998% — Semiannually	1,746
				Quarterly
453,000	1,710	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.39637% —	1,668
				Quarterly	Semiannually
453,000	1,688	(4)	5/11/25	3 month USD-LIBOR-BBA —	0.39537% —	1,646
				Quarterly	Semiannually
494,000	6,253	(17)	5/12/50	0.872% — Semiannually	3 month USD-LIBOR-	5,948
					BBA — Quarterly
1,574,000	6,054	(21)	5/12/30	0.591% — Semiannually	3 month USD-LIBOR-	5,717
					BBA — Quarterly
1,408,000	1,181	(19)	5/13/30	0.639% — Semiannually	3 month USD-LIBOR-	(1,569)
					BBA — Quarterly
1,071,000	4,466	(14)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-	(4,816)
					BBA — Quarterly

16 Putnam VT Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$9,665,000	$11,540	$(78)	5/14/25	3 month USD-LIBOR-BBA —	0.34312% —	$10,327
				Quarterly	Semiannually
1,021,000	1,526	(14)	5/15/30	0.615% — Semiannually	3 month USD-LIBOR-	1,234
					BBA — Quarterly
1,021,000	1,078	(14)	5/15/30	0.6195% — Semiannually	3 month USD-LIBOR-	779
					BBA — Quarterly
15,513,400	14,831 E	(146)	8/17/25	3 month USD-LIBOR-BBA —	0.353% — Semiannually	14,684
				Quarterly
8,879,000	5,070	(33)	5/18/22	3 month USD-LIBOR-BBA —	0.2595% — Semiannually	3,604
				Quarterly
837,500	884	4	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-	663
					BBA — Quarterly
497,000	4,199	(7)	5/21/30	3 month USD-LIBOR-BBA —	0.71729% —	4,377
				Quarterly	Semiannually
497,000	4,215	(7)	5/21/30	3 month USD-LIBOR-BBA —	0.7176% — Semiannually	4,392
				Quarterly
8,156,900	26,371	(1,302)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-	(27,687)
					BBA — Quarterly
3,176,000	10,405	(26)	5/21/25	0.38588% — Semiannually	3 month USD-LIBOR-	(10,439)
					BBA — Quarterly
1,505,000	7,671	(20)	5/22/30	0.683% — Semiannually	3 month USD-LIBOR-	(8,206)
					BBA — Quarterly
5,188,100	9,313	997	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-	(9,729)
					BBA — Quarterly
2,781,000	8,159	(22)	5/28/25	3 month USD-LIBOR-BBA —	0.38% — Semiannually	8,072
				Quarterly
3,157,000	7,122	(26)	6/2/25	0.3665% — Semiannually	3 month USD-LIBOR-	(7,205)
					BBA — Quarterly
2,084,000	5,356	(28)	6/4/30	3 month USD-LIBOR-BBA —	0.6585% — Semiannually	5,841
				Quarterly
704,000	8,230	(9)	6/5/30	0.7515% — Semiannually	3 month USD-LIBOR-	(8,456)
					BBA — Quarterly
37,800	182 E	—	8/10/25	3 month USD-LIBOR-BBA —	0.429% — Semiannually	182
				Quarterly
2,867,000	11,752	(23)	6/8/25	0.404% — Semiannually	3 month USD-LIBOR-	(11,933)
					BBA — Quarterly
5,119,000	6,005	(19)	6/9/22	0.2835% — Semiannually	3 month USD-LIBOR-	(5,932)
					BBA — Quarterly
2,994,000	38,832	(40)	6/12/30	0.765% — Semiannually	3 month USD-LIBOR-	(39,578)
					BBA — Quarterly
8,407,000	7,667	(32)	6/12/22	0.27% — Semiannually	3 month USD-LIBOR-	(7,484)
					BBA — Quarterly
167,000	1,742 E	(2)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-	(1,745)
					BBA — Quarterly
1,699,500	9,099	(23)	6/16/30	3 month USD-LIBOR-BBA —	0.6882% — Semiannually	9,337
				Quarterly
850,000	5,329	(11)	6/16/30	3 month USD-LIBOR-BBA —	0.6975% — Semiannually	5,451
				Quarterly
1,508,000	3,962	(20)	6/17/30	0.66003% — Semiannually	3 month USD-LIBOR-	(4,193)
					BBA — Quarterly
467,500	1,143 E	(4)	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-	(1,147)
					BBA — Quarterly
40,600	186 E	(1)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	185
				Quarterly
1,213,000	1,891	(16)	6/29/30	0.6505% — Semiannually	3 month USD-LIBOR-	(1,930)
					BBA — Quarterly
4,670,600	6,450	(38)	6/30/25	3 month USD-LIBOR-BBA —	0.352% — Semiannually	6,418
				Quarterly
4,682,700	3,325	(33)	7/1/25	3 month USD-LIBOR-BBA —	0.338% — Semiannually	3,285
				Quarterly
Total		$42,833				$(669,770)

E Extended effective date.

Putnam VT Mortgage Securities Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$18,178	$18,430	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$514
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
13,558	13,747	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	383
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
187,245	186,490	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(409)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
28,309	28,195	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(62)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
132,745	132,161	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(311)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
5,531	5,507	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(13)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
3,490,316	3,481,622	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(877)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
215,793	215,254	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(54)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
39,438	39,338	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(10)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
184,695	185,188	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(975)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
3,016,300	3,031,001	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(22,900)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
966	955	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	2
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
16,793	16,845	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	287
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
22,497	22,810	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(636)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
12,285	12,183	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(89)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
11,756	11,748	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	145
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
16,311	16,205	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	104
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,159	1,152	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	7
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
39,801	39,702	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(10)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

18 Putnam VT Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$15,894	$15,694	$—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	$13
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
6,485	6,394	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	6
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
2,064	2,040	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	4
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
34,191	33,873	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	156
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
15,569	15,785	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	440
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
9,194	9,119	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	69
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
6,708	6,654	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	50
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
15,569	15,785	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(440)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
18,575	18,420	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(134)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
10,925	10,978	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(83)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
29,141	29,283	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(221)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
80,858	81,252	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(614)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
215,237	216,286	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,634)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
294,830	296,267	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,238)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
28,765	28,274	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	111
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
41,674	41,804	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	712
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
41,674	41,804	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	712
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
32,914	33,016	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	562
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
30,842	30,939	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	527
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
27,848	27,935	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	476
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Mortgage Securities Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$8,540	$8,424	$—	1/12/40	4.00% (1 month USD-	Synthetic TRS Index	$4
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
25,941	26,301	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(733)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
23,770	23,572	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(172)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
70,904	70,859	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	874
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
49,775	49,743	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	614
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
29,382	29,363	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	362
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
114	114	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	1
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
35,675	35,442	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	228
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
32,552	32,340	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	208
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
31,545	31,339	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	202
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
25,113	24,950	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	161
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
7,113	7,066	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	45
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
14,563	14,766	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	412
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,139	2,168	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	60
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
23,751	23,552	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(171)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
15,894	15,694	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	(13)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
18,043	17,875	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	82
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
191,744	192,342	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	(3,275)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		8,533
Upfront premium (paid)		—		Unrealized (depreciation)		(36,074)
Total		$—		Total		$(27,541)

20 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	$9,380	$56,000	$7,179	5/11/63	200 bp — Monthly	$2,219
CMBX NA A.6 Index	A/P	9,571	62,000	7,948	5/11/63	200 bp — Monthly	1,644
CMBX NA A.6 Index	A/P	11,516	83,000	10,641	5/11/63	200 bp — Monthly	903
CMBX NA A.6 Index	A/P	14,218	94,000	12,051	5/11/63	200 bp — Monthly	2,198
CMBX NA A.6 Index	A/P	17,640	126,000	16,153	5/11/63	200 bp — Monthly	1,529
CMBX NA A.6 Index	A/P	46,218	278,000	35,640	5/11/63	200 bp — Monthly	10,671
CMBX NA BB.11 Index	BB–/P	12,430	22,000	7,520	11/18/54	500 bp — Monthly	4,929
CMBX NA BB.9 Index	BB–/P	5,611	10,000	4,130	9/17/58	500 bp — Monthly	1,489
CMBX NA BBB–.6 Index	BB+/P	4,935	75,000	23,468	5/11/63	300 bp — Monthly	(18,495)
CMBX NA BBB–.6 Index	BB+/P	6,792	103,000	32,229	5/11/63	300 bp — Monthly	(25,385)
CMBX NA BBB–.6 Index	BB+/P	8,101	119,000	37,235	5/11/63	300 bp — Monthly	(29,074)
CMBX NA BBB–.6 Index	BB+/P	401,305	6,302,000	1,971,896	5/11/63	300 bp — Monthly	(1,567,440)
Credit Suisse International
CMBX NA BB.7 Index	BB–/P	2,541	19,000	8,147	1/17/47	500 bp — Monthly	(5,590)
CMBX NA BBB–.6 Index	BB+/P	300,774	3,201,000	1,001,593	5/11/63	300 bp — Monthly	(699,219)
Deutsche Bank AG
CMBX NA BBB–.6 Index	BB+/P	53,946	506,000	158,327	5/11/63	300 bp — Monthly	(104,128)
Goldman Sachs International
CMBX NA A.6 Index	A/P	441	3,000	385	5/11/63	200 bp — Monthly	57
CMBX NA A.6 Index	A/P	870	6,000	769	5/11/63	200 bp — Monthly	103
CMBX NA A.6 Index	A/P	21,494	181,000	23,204	5/11/63	200 bp — Monthly	(1,650)
CMBX NA A.7 Index	A/P	(54)	37,000	3,678	1/17/47	200 bp — Monthly	(3,719)
CMBX NA BB.6 Index	BB–/P	5,113	36,000	18,166	5/11/63	500 bp — Monthly	(13,022)
CMBX NA BB.6 Index	BB–/P	9,595	69,000	34,817	5/11/63	500 bp — Monthly	(25,165)
CMBX NA BBB–.6 Index	BB+/P	142	1,000	313	5/11/63	300 bp — Monthly	(170)
CMBX NA BBB–.6 Index	BB+/P	717	14,000	4,381	5/11/63	300 bp — Monthly	(3,656)
CMBX NA BBB–.6 Index	BB+/P	1,416	16,000	5,006	5/11/63	300 bp — Monthly	(3,582)
CMBX NA BBB–.6 Index	BB+/P	1,416	16,000	5,006	5/11/63	300 bp — Monthly	(3,582)
CMBX NA BBB–.6 Index	BB+/P	3,080	23,000	7,197	5/11/63	300 bp — Monthly	(4,106)
CMBX NA BBB–.6 Index	BB+/P	2,017	24,000	7,510	5/11/63	300 bp — Monthly	(5,480)
CMBX NA BBB–.6 Index	BB+/P	2,486	49,000	15,332	5/11/63	300 bp — Monthly	(12,821)
CMBX NA BBB–.6 Index	BB+/P	6,787	51,000	15,958	5/11/63	300 bp — Monthly	(9,146)
CMBX NA BBB–.6 Index	BB+/P	3,030	60,000	18,774	5/11/63	300 bp — Monthly	(15,714)
CMBX NA BBB–.6 Index	BB+/P	9,181	79,000	24,719	5/11/63	300 bp — Monthly	(15,499)
CMBX NA BBB–.6 Index	BB+/P	24,037	208,000	65,083	5/11/63	300 bp — Monthly	(40,942)
CMBX NA BBB–.6 Index	BB+/P	31,021	309,000	96,686	5/11/63	300 bp — Monthly	(65,511)
CMBX NA BBB–.6 Index	BB+/P	50,168	470,000	147,063	5/11/63	300 bp — Monthly	(96,660)
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	5,600	40,000	5,128	5/11/63	200 bp — Monthly	485
CMBX NA A.6 Index	A/P	5,375	40,000	5,128	5/11/63	200 bp — Monthly	260
CMBX NA BB.10 Index	BB–/P	2,006	25,000	10,690	5/11/63	500 bp — Monthly	(8,663)
CMBX NA BB.7 Index	BB–/P	30,848	63,000	27,014	1/17/47	500 bp — Monthly	3,886
CMBX NA BBB–.6 Index	BB+/P	226,669	709,000	221,846	5/11/63	300 bp — Monthly	5,177
Merrill Lynch International
CMBX NA BB.6 Index	BB–/P	1,342	12,000	6,055	5/11/63	500 bp — Monthly	(4,703)
CMBX NA BB.7 Index	BB–/P	1,452	12,000	5,146	1/17/47	500 bp — Monthly	(3,683)
CMBX NA BBB–.6 Index	BB+/P	359	5,000	1,565	5/11/63	300 bp — Monthly	(1,203)
CMBX NA BBB–.6 Index	BB+/P	1,409	16,000	5,006	5/11/63	300 bp — Monthly	(3,589)
CMBX NA BBB–.6 Index	BB+/P	1,754	23,000	7,197	5/11/63	300 bp — Monthly	(5,431)
CMBX NA BBB–.6 Index	BB+/P	3,438	38,000	11,890	5/11/63	300 bp — Monthly	(8,433)
CMBX NA BBB–.6 Index	BB+/P	4,114	64,000	20,026	5/11/63	300 bp — Monthly	(15,880)
CMBX NA BBB–.6 Index	BB+/P	84,380	945,000	295,691	5/11/63	300 bp — Monthly	(210,838)

Putnam VT Mortgage Securities Fund 21

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	$9,219	$59,000	$7,564	5/11/63	200 bp — Monthly	$1,675
CMBX NA A.7 Index	A/P	(2)	2,000	199	1/17/47	200 bp — Monthly	(200)
CMBX NA A.7 Index	A/P	(5)	11,000	1,093	1/17/47	200 bp — Monthly	(1,095)
CMBX NA A.7 Index	A/P	656	135,000	13,419	1/17/47	200 bp — Monthly	(12,718)
CMBX NA BB.6 Index	BB–/P	1,468	7,000	$3,532	5/11/63	500 bp — Monthly	(2,059)
CMBX NA BB.6 Index	BB–/P	1,808	10,000	5,046	5/11/63	500 bp — Monthly	(3,230)
CMBX NA BBB–.6 Index	BB+/P	752	9,000	2,816	5/11/63	300 bp — Monthly	(2,060)
CMBX NA BBB–.6 Index	BB+/P	2,377	36,000	11,264	5/11/63	300 bp — Monthly	(8,870)
CMBX NA BBB–.6 Index	BB+/P	2,364	36,000	11,264	5/11/63	300 bp — Monthly	(8,883)
CMBX NA BBB–.6 Index	BB+/P	4,206	43,000	13,455	5/11/63	300 bp — Monthly	(9,228)
CMBX NA BBB–.6 Index	BB+/P	609,166	9,195,000	2,877,116	5/11/63	300 bp — Monthly	(2,263,352)
CMBX NA BBB–.7 Index	BBB–/P	74	1,000	214	1/17/47	300 bp — Monthly	(139)
CMBX NA BBB–.7 Index	BBB–/P	39,676	583,000	124,820	1/17/47	300 bp — Monthly	(84,853)
Upfront premium received		2,118,501	Unrealized appreciation				37,225
Upfront premium (paid)		(61)	Unrealized (depreciation)				(5,428,866)
Total		$2,118,440	Total				$(5,391,641)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(1,252)	$12,000	$5,131	11/17/59	(500 bp) — Monthly	$3,869
CMBX NA BB.10 Index	(987)	9,000	3,848	11/17/59	(500 bp) — Monthly	2,854
CMBX NA BB.11 Index	(3,610)	50,000	17,090	11/18/54	(500 bp) — Monthly	13,438
CMBX NA BB.11 Index	(4,535)	35,000	11,963	11/18/54	(500 bp) — Monthly	7,399
CMBX NA BB.11 Index	(1,031)	15,000	5,127	11/18/54	(500 bp) — Monthly	4,083
CMBX NA BB.11 Index	(1,131)	12,000	4,102	11/18/54	(500 bp) — Monthly	2,960
CMBX NA BB.11 Index	(363)	7,000	2,393	11/18/54	(500 bp) — Monthly	2,024
CMBX NA BB.11 Index	(357)	7,000	2,393	11/18/54	(500 bp) — Monthly	2,030
CMBX NA BB.12 Index	(429)	5,000	1,655	8/17/61	(500 bp) — Monthly	1,222
CMBX NA BB.7 Index	(9,952)	195,000	83,616	1/17/47	(500 bp) — Monthly	73,502
CMBX NA BB.7 Index	(1,077)	16,000	6,861	1/17/47	(500 bp) — Monthly	5,771
CMBX NA BB.8 Index	(2,980)	24,000	11,292	10/17/57	(500 bp) — Monthly	8,292
CMBX NA BBB–.10 Index	(28,899)	97,000	19,400	11/17/59	(300 bp) — Monthly	(9,547)
CMBX NA BBB–.11 Index	(22,437)	70,000	14,308	11/18/54	(300 bp) — Monthly	(8,164)
CMBX NA BBB–.11 Index	(16,644)	52,000	10,629	11/18/54	(300 bp) — Monthly	(6,041)
CMBX NA BBB–.11 Index	(15,418)	47,000	9,607	11/18/54	(300 bp) — Monthly	(5,834)
CMBX NA BBB–.11 Index	(10,465)	32,000	6,541	11/18/54	(300 bp) — Monthly	(3,940)
CMBX NA BBB–.11 Index	(7,842)	24,000	4,906	11/18/54	(300 bp) — Monthly	(2,948)
CMBX NA BBB–.11 Index	(1,609)	8,000	1,635	11/18/54	(300 bp) — Monthly	22
CMBX NA BBB–.12 Index	(74,616)	212,000	42,994	8/17/61	(300 bp) — Monthly	(31,728)
CMBX NA BBB–.12 Index	(46,049)	146,000	29,609	8/17/61	(300 bp) — Monthly	(16,514)
CMBX NA BBB–.12 Index	(24,256)	71,000	14,399	8/17/61	(300 bp) — Monthly	(9,892)
CMBX NA BBB–.12 Index	(23,381)	70,000	14,196	8/17/61	(300 bp) — Monthly	(9,220)
CMBX NA BBB–.12 Index	(18,075)	52,000	10,546	8/17/61	(300 bp) — Monthly	(7,555)
CMBX NA BBB–.12 Index	(16,707)	50,000	10,140	8/17/61	(300 bp) — Monthly	(6,592)
CMBX NA BBB–.7 Index	(282)	56,000	11,990	1/17/47	(300 bp) — Monthly	11,679
CMBX NA BBB–.9 Index	(16,088)	68,000	13,219	9/17/58	(300 bp) — Monthly	(2,903)

22 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(2,854)	$24,000	$10,262	11/17/59	(500 bp) — Monthly	$7,388
CMBX NA BB.10 Index	(3,202)	24,000	10,262	11/17/59	(500 bp) — Monthly	7,040
CMBX NA BB.10 Index	(1,616)	13,000	5,559	11/17/59	(500 bp) — Monthly	3,932
CMBX NA BB.9 Index	(3,408)	34,000	14,042	9/17/58	(500 bp) — Monthly	10,605
Goldman Sachs International
CMBX NA BB.12 Index	(5,858)	16,000	5,296	8/17/61	(500 bp) — Monthly	(576)
CMBX NA BB.8 Index	(906)	8,000	3,764	10/17/57	(500 bp) — Monthly	2,851
CMBX NA BB.9 Index	(15,334)	96,000	39,648	9/17/58	(500 bp) — Monthly	24,234
CMBX NA BB.9 Index	(660)	17,000	7,021	9/17/58	(500 bp) — Monthly	6,347
CMBX NA BBB–.12 Index	(13,171)	39,000	7,909	8/17/61	(300 bp) — Monthly	(5,281)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(65,446)	120,000	41,016	11/18/54	(500 bp) — Monthly	(24,530)
CMBX NA BB.11 Index	(5,148)	10,000	5,046	5/11/63	(500 bp) — Monthly	(110)
CMBX NA BB.12 Index	(18,124)	33,000	10,923	8/17/61	(500 bp) — Monthly	(7,229)
CMBX NA BB.9 Index	(1,977)	4,000	1,652	9/17/58	(500 bp) — Monthly	(328)
CMBX NA BBB–.10 Index	(11,268)	40,000	8,000	11/17/59	(300 bp) — Monthly	(3,288)
CMBX NA BBB–.10 Index	(9,534)	32,000	6,400	11/17/59	(300 bp) — Monthly	(3,150)
CMBX NA BBB–.11 Index	(14,458)	46,000	9,402	11/18/54	(300 bp) — Monthly	(5,078)
CMBX NA BBB–.11 Index	(14,830)	46,000	9,402	11/18/54	(300 bp) — Monthly	(5,450)
CMBX NA BBB–.11 Index	(7,219)	23,000	4,701	11/18/54	(300 bp) — Monthly	(2,529)
CMBX NA BBB–.11 Index	(7,229)	23,000	4,701	11/18/54	(300 bp) — Monthly	(2,539)
CMBX NA BBB–.12 Index	(10,286)	31,000	6,287	8/17/61	(300 bp) — Monthly	(4,015)
CMBX NA BBB–.12 Index	(5,588)	16,000	3,245	8/17/61	(300 bp) — Monthly	(2,351)
CMBX NA BBB–.7 Index	(68,551)	292,000	62,517	1/17/47	(300 bp) — Monthly	(6,180)
Merrill Lynch International
CMBX NA BB.10 Index	(1,366)	24,000	10,262	11/17/59	(500 bp) — Monthly	8,877
CMBX NA BB.11 Index	(11,862)	24,000	8,203	11/18/54	(500 bp) — Monthly	(3,678)
CMBX NA BB.9 Index	(32,490)	834,000	344,442	9/17/58	(500 bp) — Monthly	311,257
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(1,259)	12,000	5,131	11/17/59	(500 bp) — Monthly	3,863
CMBX NA BB.11 Index	(2,382)	25,000	8,545	11/18/54	(500 bp) — Monthly	6,142
CMBX NA BB.12 Index	(1,901)	36,000	11,916	8/17/61	(500 bp) — Monthly	9,985
CMBX NA BB.12 Index	(1,215)	17,000	5,627	8/17/61	(500 bp) — Monthly	4,397
CMBX NA BB.12 Index	(10,200)	17,000	5,627	8/17/61	(500 bp) — Monthly	(4,587)
CMBX NA BB.12 Index	(917)	13,000	4,303	8/17/61	(500 bp) — Monthly	3,375
CMBX NA BB.12 Index	(803)	11,000	3,641	8/17/61	(500 bp) — Monthly	2,829
CMBX NA BB.12 Index	(408)	5,000	1,655	9/17/58	(500 bp) — Monthly	1,242
CMBX NA BB.9 Index	(31,748)	204,000	84,252	9/17/58	(500 bp) — Monthly	52,334
CMBX NA BB.9 Index	(23,827)	179,000	73,927	9/17/58	(500 bp) — Monthly	49,951
CMBX NA BB.9 Index	(24,315)	179,000	73,927	9/17/58	(500 bp) — Monthly	49,462
CMBX NA BB.9 Index	(26,620)	177,000	73,101	9/17/58	(500 bp) — Monthly	46,334
CMBX NA BB.9 Index	(22,969)	168,000	69,384	9/17/58	(500 bp) — Monthly	46,275
CMBX NA BB.9 Index	(23,840)	158,000	65,254	9/17/58	(500 bp) — Monthly	41,283
CMBX NA BB.9 Index	(12,260)	81,000	33,453	9/17/58	(500 bp) — Monthly	21,125
CMBX NA BB.9 Index	(12,260)	81,000	33,453	9/17/58	(500 bp) — Monthly	21,125
CMBX NA BB.9 Index	(11,669)	81,000	33,453	9/17/58	(500 bp) — Monthly	21,716
CMBX NA BB.9 Index	(5,109)	68,000	28,084	9/17/58	(500 bp) — Monthly	22,918
CMBX NA BB.9 Index	(1,270)	36,000	14,868	9/17/58	(500 bp) — Monthly	13,568
CMBX NA BB.9 Index	(2,462)	28,000	11,564	9/17/58	(500 bp) — Monthly	9,079
CMBX NA BB.9 Index	(2,309)	27,000	11,151	9/17/58	(500 bp) — Monthly	8,819
CMBX NA BB.9 Index	(1,415)	23,000	9,499	9/17/58	(500 bp) — Monthly	8,065
CMBX NA BB.9 Index	(1,169)	19,000	7,847	9/17/58	(500 bp) — Monthly	6,662
CMBX NA BB.9 Index	(892)	18,000	7,434	9/17/58	(500 bp) — Monthly	6,527
CMBX NA BB.9 Index	(243)	4,000	1,652	9/17/58	(500 bp) — Monthly	1,405

Putnam VT Mortgage Securities Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.11 Index	$(16,004)	$50,000	$10,220	11/18/54	(300 bp) — Monthly	$(5,809)
CMBX NA BBB–.11 Index	(16,004)	50,000	10,220	11/18/54	(300 bp) — Monthly	(5,809)
CMBX NA BBB–.11 Index	(14,559)	46,000	9,402	11/18/54	(300 bp) — Monthly	(5,179)
CMBX NA BBB–.11 Index	(14,530)	46,000	9,402	11/18/54	(300 bp) — Monthly	(5,151)
CMBX NA BBB–.11 Index	(7,178)	23,000	4,701	11/18/54	(300 bp) — Monthly	(2,489)
CMBX NA BBB–.11 Index	(1,005)	5,000	1,022	11/18/54	(300 bp) — Monthly	14
CMBX NA BBB–.12 Index	(38,641)	125,000	25,350	8/17/61	(300 bp) — Monthly	(13,353)
CMBX NA BBB–.12 Index	(7,644)	23,000	4,664	8/17/61	(300 bp) — Monthly	(2,991)
CMBX NA BBB–.7 Index	(4,066)	64,000	13,702	1/17/47	(300 bp) — Monthly	9,613
Upfront premium received	—		Unrealized appreciation			989,784
Upfront premium (paid)	(1,025,950)		Unrealized (depreciation)			(242,558)
Total	$(1,025,950)		Total			$747,226

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,353,567	$—
Mortgage-backed securities	—	36,221,135	—
Purchased options outstanding	—	248,869	—
Purchased swap options outstanding	—	2,421,530	—
U.S. government and agency mortgage obligations	—	33,842,150	—
U.S. treasury obligations	—	60,331	—
Short-term investments	433,000	10,217,775	—
Totals by level	$433,000	$84,365,357	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(19,657)	$—	$—
Written options outstanding	—	(223,525)	—
Written swap options outstanding	—	(2,575,032)	—
Forward premium swap option contracts	—	630,119	—
TBA sale commitments	—	(11,499,805)	—
Interest rate swap contracts	—	(712,603)	—
Total return swap contracts	—	(27,541)	—
Credit default contracts	—	(5,736,905)	—
Totals by level	$(19,657)	$(20,145,292)	$—

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Mortgage Securities Fund

Statement of assets and liabilities
6/30/20 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 7):
Unaffiliated issuers (identified cost $84,671,659)	$84,798,357
Cash	180
Interest and other receivables	410,908
Receivable for shares of the fund sold	11,707
Receivable for investments sold	377,346
Receivable for sales of TBA securities (Note 1)	10,417,626
Receivable from Manager (Note 2)	1,943
Receivable for variation margin on futures contracts (Note 1)	406
Receivable for variation margin on centrally cleared swap contracts (Note 1)	114,727
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,709,279
Unrealized appreciation on OTC swap contracts (Note 1)	1,035,542
Premium paid on OTC swap contracts (Note 1)	1,026,011
Total assets	100,904,032

Liabilities
Payable for investments purchased	96,069
Payable for purchases of TBA securities (Note 1)	28,282,730
Payable for shares of the fund repurchased	45,026
Payable for custodian fees (Note 2)	53,532
Payable for investor servicing fees (Note 2)	5,662
Payable for Trustee compensation and expenses (Note 2)	57,465
Payable for administrative services (Note 2)	212
Payable for distribution fees (Note 2)	4,397
Payable for variation margin on futures contracts (Note 1)	8,172
Payable for variation margin on centrally cleared swap contracts (Note 1)	93,402
Unrealized depreciation on OTC swap contracts (Note 1)	5,707,498
Premium received on OTC swap contracts (Note 1)	2,118,501
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,079,160
Written options outstanding, at value (premiums $1,770,151) (Note 1)	2,798,557
TBA sale commitments, at value (proceeds receivable $11,456,289) (Note 1)	11,499,805
Collateral on certain derivative contracts, at value (Notes 1 and 7)	493,331
Other accrued expenses	34,252
Total liabilities	53,377,771

Net assets	$47,526,261

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$67,850,855
Total distributable earnings (Note 1)	(20,324,594)
Total — Representing net assets applicable to capital shares outstanding	$47,526,261

Computation of net asset value Class IA
Net assets	$27,101,020
Number of shares outstanding	3,156,949
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.58

Computation of net asset value Class IB
Net assets	$20,425,241
Number of shares outstanding	2,382,502
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.57

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 25

Statement of operations
Six months ended 6/30/20 (Unaudited)

Investment income
Interest	$1,163,105
Total investment income	1,163,105

Expenses
Compensation of Manager (Note 2)	104,413
Investor servicing fees (Note 2)	18,892
Custodian fees (Note 2)	16,786
Trustee compensation and expenses (Note 2)	1,344
Distribution fees (Note 2)	31,295
Administrative services (Note 2)	657
Auditing and tax fees	29,899
Other	12,949
Fees waived and reimbursed by Manager (Note 2)	(50,811)
Total expenses	165,424

Expense reduction (Note 2)	(39)
Net expenses	165,385

Net investment income	997,720

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,643,793
Futures contracts (Note 1)	(41,601)
Swap contracts (Note 1)	(1,384,397)
Written options (Note 1)	1,118,374
Total net realized gain	2,336,169
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	1,953,206
Futures contracts	(12,181)
Swap contracts	(6,561,469)
Written options	(2,453,065)
Total change in net unrealized depreciation	(7,073,509)

Net loss on investments	(4,737,340)

Net decrease in net assets resulting from operations	$(3,739,620)

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Mortgage Securities Fund

Statement of changes in net assets
	Six months ended	Year ended
	6/30/20*	12/31/19
Increase (decrease) in net assets
Operations:
Net investment income	$997,720	$2,015,089
Net realized gain on investments	2,336,169	2,217,030
Change in net unrealized appreciation (depreciation) of investments	(7,073,509)	2,757,955
Net increase (decrease) in net assets resulting from operations	(3,739,620)	6,990,074
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,724,352)	(785,112)
Class IB	(2,208,506)	(529,481)
Decrease from capital share transactions (Note 4)	(2,588,102)	(1,370,316)
Total increase (decrease) in net assets	(11,260,580)	4,305,165
Net assets:
Beginning of period	58,786,841	54,481,676
End of period	$47,526,261	$58,786,841

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 27

Financial highlights (For a common share outstanding throughout the period)
					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginningof period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/20 †	$10.18	.17	(.85)	(.68)	(.92)	(.92)	$8.58	(6.42)*	$27,101	.25*[f]	1.91*[f]	443*
12/31/19	9.21	.36	.85	1.21	(.24)	(.24)	10.18	13.36	31,822	.50 [f]	3.68 [f]	1,171
12/31/18	9.55	.35	(.41)	(.06)	(.28)	(.28)	9.21	(.62)	31,249	.56 [f]	3.80 [f]	1,142
12/31/17	9.59	.27	(.06)	.21	(.25)	(.25)	9.55	2.27	35,852.66		2.85	1,188
12/31/16	9.76	.24	(.20)	.04	(.21)	(.21)	9.59	.36	40,362	.64 [g]	2.43[g]	1,028
12/31/15	10.02	.19	(.22)	(.03)	(.23)	(.23)	9.76	(.33)	44,229.62		1.92	905
Class IB
6/30/20†	$10.16	.16	(.85)	(.69)	(.90)	(.90)	$8.57	(6.59)*	$20,425	.37*[f]	1.79*[f]	443*
12/31/19	9.18	.33	.86	1.19	(.21)	(.21)	10.16	13.20	26,965	.75 [f]	3.44[f]	1,171
12/31/18	9.52	.33	(.41)	(.08)	(.26)	(.26)	9.18	(.90)	23,232	.81[f]	3.54 [f]	1,142
12/31/17	9.56	.25	(.07)	.18	(.22)	(.22)	9.52	1.96	27,524.91		2.60	1,188
12/31/16	9.72	.21	(.19)	.02	(.18)	(.18)	9.56	.20	33,301	.89 [g]	2.18 [g]	1,028
12/31/15	9.99	.16	(.22)	(.06)	(.21)	(.21)	9.72	(.65)	35,862.87		1.67	905

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect the following reductions as a percentage of average net assets.

% of average net assets
June 30, 2020	0.09%
December 31, 2019	0.22
December 31, 2018	0.25

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

28 Putnam VT Mortgage Securities Fund

Notes to financial statements 6/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through June 30, 2020.

Putnam VT Mortgage Securities Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,304,808 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Putnam VT Mortgage Securities Fund 29

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as

30 Putnam VT Mortgage Securities Fund

a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,734,061 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,353,014 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Putnam VT Mortgage Securities Fund 31

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$14,297,731	$500,390	$14,798,121

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $73,244,972, resulting in gross unrealized appreciation and depreciation of $7,536,480 and $16,148,044, respectively, or net unrealized depreciation of $8,611,564.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 37.1% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.194% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2022, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $42,970 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $7,841 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$10,082
Class IB	8,810
Total	$18,892

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $39 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $41, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

32 Putnam VT Mortgage Securities Fund

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$282,138,133	$290,610,494
U.S. government securities
(Long-term)	—	—
Total	$282,138,133	$290,610,494

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/20		Year ended 12/31/19		Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,264	$366,530	94,432	$913,300	682,132	$6,791,625	606,756	$5,914,288
Shares issued in connection with
reinvestment of distributions	327,053	2,724,352	84,330	785,112	265,445	2,208,506	56,933	529,481
	364,317	3,090,882	178,762	1,698,412	947,577	9,000,131	663,689	6,443,769
Shares repurchased	(332,761)	(3,074,530)	(446,132)	(4,310,787)	(1,220,185)	(11,604,585)	(537,961)	(5,201,710)
Net increase (decrease)	31,556	$16,352	(267,370)	$(2,612,375)	(272,608)	$(2,604,454)	125,728	$1,242,059

Note 5 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 6 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$88,700,000
Purchased swap option contracts (contract amount)	$140,400,000
Written TBA commitment option contracts (contract amount)	$89,600,000
Written swap option contracts (contract amount)	$80,300,000
Futures contracts (number of contracts)	300
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$233,300,000
OTC total return swap contracts (notional)	$9,400,000
OTC credit default contracts (notional)	$29,800,000

*For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

Putnam VT Mortgage Securities Fund 33

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,773,176	Payables	$7,510,081
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	7,615,849*	Unrealized depreciation	7,873,689*
Total		$9,389,025		$15,383,770

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$717,246	$717,246
Interest rate contracts	4,272,253	(41,601)	(2,101,643)	$2,129,009
Total	$4,272,253	$(41,601)	$(1,384,397)	$2,846,255

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(5,701,171)	$(5,701,171)
Interest rate contracts	1,030,744	(12,181)	(860,298)	$158,265
Total	$1,030,744	$(12,181)	$(6,561,469)	$(5,542,906)

34 Putnam VT Mortgage Securities Fund

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Putnam VT Mortgage Securities Fund 35

Note 7 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$114,727	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$114,727
OTC Total return
swap contracts*#	897	545	—	—	—	738	—	5,799	—	472	82	—	—	—	—	—	8,533
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	368,739	40,045	—	63,504	—	—	172,881	362,174	765,833	—	—	—	1,773,176
Futures contracts§	—	—	—	—	—	—	—	—	—	—	406	—	—	—	—	—	406
Forward premium swap
option contracts #	740,100	—	—	91,642	—	—	—	104,071	—	948,086	—	—	631,029	—	118,350	76,001	2,709,279
Purchased swap options**#	—	35,836	—	249,105	—	—	—	5,874	—	167,446	—	—	1,852,231	15,420	95,618	—	2,421,530
Purchased options**#	—	—	—	—	—	—	—	—	—	248,869	—	—	—	—	—	—	248,869
Repurchase agreements**	—	—	—	—	—	—	—	—	3,240,000	—	—	—	—	—	—	—	3,240,000
Total Assets	$740,997	$36,381	$114,727	$340,747	$368,739	$40,783	$—	$179,248	$3,240,000	$1,364,873	$173,369	$362,174	$3,249,093	$15,420	$213,968	$76,001	$10,516,520
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	93,402	—	—	—	—	—	—	—	—	—	—	—	—	—	93,402
OTC Total return
swap contracts*#	—	26,336	—	10	—	574	—	5,695	—	171	3,288	—	—	—	—	—	36,074
OTC Credit default contracts —
protection sold*#	—	—	—	—	2,162,529	1,008,124	158,074	493,222	—	—	269,353	352,008	3,066,771	—	—	—	7,510,081
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	8,172	—	—	—	—	—	8,172
Forward premium swap
option contracts #	802,405	—	—	71,121	—	—	—	63,667	—	544,759	—	—	456,265	—	123,404	17,539	2,079,160
Written swap options #	—	50,263	—	267,554	—	—	—	418,428	—	195,532	—	—	1,492,121	30,884	120,250	—	2,575,032
Written options #	—	—	—	—	—	—	—	—	—	223,525	—	—	—	—	—	—	223,525
Total Liabilities	$802,405	$76,599	$93,402	$338,685	$2,162,529	$1,008,698	$158,074	$981,012	$—	$963,987	$280,813	$352,008	$5,015,157	$30,884	$243,654	$17,539	$12,525,446
Total Financial and
Derivative Net Assets	$(61,408)	$(40,218)	$21,325	$2,062	$(1,793,790)	$(967,915)	$(158,074)	$(801,764)	$3,240,000	$400,886	$(107,444)	$10,166	$(1,766,064)	$(15,464)	$(29,686)	$58,462	$(2,008,926)
Total collateral received
(pledged)†##	$(61,408)	$—	$—	$2,062	$(1,779,625)	$(936,796)	$(110,989)	$(585,881)	$3,240,000	$400,886	$(107,444)	$10,166	$(1,708,780)	$—	$—	$—
Net amount	$—	$(40,218)	$21,325	$—	$(14,165)	$(31,119)	$(47,085)	$(215,883)	$—	$—	$—	$—	$(57,284)	$(15,464)	$(29,686)	$58,462
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$10,000	$—	$—	$—	$—	$—	$423,000	$—	$60,331	$—	$—	$—	$—	$493,331
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$3,304,808	$—	$—	$—	$—	$—	$—	$—	$3,304,808
Collateral (pledged) (including
TBA commitments)**	$(119,976)	$—	$—	$—	$(1,779,625)	$(936,796)	$(110,989)	$(585,881)	$—	$—	$(110,967)	$—	$(1,708,780)	$—	$—	$—	$(5,353,014)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $235,953 and $725,838, respectively.

36 Putnam VT Mortgage Securities Fund	Putnam VT Mortgage Securities Fund 37

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of

38 Putnam VT Mortgage Securities Fund

management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2022. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.50% of its average net assets through at least April 30, 2022. During its fiscal year ending in 2019, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted,

Putnam VT Mortgage Securities Fund 39

however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the under-performance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — U.S. Mortgage Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	2nd

For the one-year and three-year periods ended December 31, 2019, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2019, there were 15, 13 and 13 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

40 Putnam VT Mortgage Securities Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Mortgage Securities Fund 41

This report has been prepared for the shareholders
of Putnam VT Mortgage Securities Fund Fund.	VTSA027 322160 8/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2020